Cover Page Cover Page	Feb. 02, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 02, 2021
Entity Registrant Name	Associated Banc-Corp
Entity Incorporation, State or Country Code	WI
Entity File Number	001-31343
Entity Tax Identification Number	39-1098068
Entity Address, Address Line One	433 Main Street
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54301
City Area Code	920
Local Phone Number	491-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000007789
Amendment Flag	false
Current Fiscal Year End Date	--12-31
NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	ASB
Security Exchange Name	NYSE
Series C Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 6.125% Non-Cum. Perp Pref Stock, Srs C
Trading Symbol	ASB PrC
Security Exchange Name	NYSE
Series D Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 5.375% Non-Cum. Perp Pref Stock, Srs D
Trading Symbol	ASB PrD
Security Exchange Name	NYSE
Series E Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 5.875% Non-Cum. Perp Pref Stock, Srs E
Trading Symbol	ASB PrE
Security Exchange Name	NYSE
Series F Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shrs, each representing 1/40th intrst in a shr of 5.625% Non-Cum. Perp Pref Stock, Srs F
Trading Symbol	ASB PrF
Security Exchange Name	NYSE